Fair Value of Financial Instruments - Narrative (Details) - Contingent consideration payable - CAD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Probability of achieving milestones	100.00%
Probability that milestones will be achieved
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Estimated probability of achieving milestones	10.00%
Effect on fair value	$ (2.8)	$ (2.0)
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Discount rate	5.00%
Effect on fair value	$ 0.3	0.4
Expected timing of achievement
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Effect on fair value	$ (0.4)	$ (0.9)
Reasonably possible delay in expected timing	6 months
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Discount rate	4.86%
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Discount rate	22.76%